Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (13,950)	$ (8,292)	$ (47,995)	$ (33,176)	$ (46,447)	$ (42,831)
Change in unrealized gain (loss) on investments	190	39	679	(35)	59	(84)
Comprehensive loss	$ (13,760)	$ (8,253)	$ (47,316)	$ (33,211)	$ (46,388)	$ (42,915)